Accounts Payable to Suppliers and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2025
Accounts Payable to Suppliers and Accrued Expenses [Abstract]
Schedule of Financial Arrangements

The existing financial arrangements are described below:

Bank	Company	Arrangements amount	Currency	Liabilities under finance arrangement				The supplier has received payment from the finance provider
				2025		2024	2023	2025		2024	2023
Banamex	BWM	160,000	MXN	Ps.	-	-	94,352	Ps.	-	-	46,225
Banamex	BWM	16,500	USD		-	118,181	185,607		-	118,181	185,607
BBVA	BWM	800,000	MXN		173,882	163,065	114,495		114,652	109,083	86,786
BBVA	JAFRA	150,000	MXN		205,281	31,265	39,226		108,308	31,265	39,226
HSBC	BWM	50,000	USD		322,933	318,861	311,987		277,244	318,861	311,987
			MXN		91,030	124,291	100,835		65,686	103,498	80,923
HSBC	JAFRA	15,000	USD		17,841	56,369	1,480		7,959	56,369	1,480
Santander	BWM	10,000	USD		-	19,772	81,080		-	19,772	81,080
Sabadell	BWM	6,000	USD		-	16,388	28,514		-	16,388	28,514
				Ps.	810,967	848,192	957,576	Ps.	573,849	773,417	861,828